COMMITMENTS AND CONTINGENCIES (Royalties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2011	Jan. 05, 2010
Tensor [Member]
Royalty Agreement [Line Items]
Royalty rate	4.50%	4.50%	4.50%
Royalty expense included in cost of revenues	$ 933	$ 660	$ 1,163
Dynamic Cooling Device [Member]
Royalty Agreement [Line Items]
Royalty expense included in cost of revenues	2,508	2,473	2,683
Annual license fee	300	300	300
Lump sum payment					3,000
Amortization period	6 months
Dynamic Cooling Device [Member] | Other Receivables [Member]
Royalty Agreement [Line Items]
Unamortized license fee	150	300
Dynamic Cooling Device [Member] | Long-Term Assets [Member]
Royalty Agreement [Line Items]
Unamortized license fee	0	150
Dynamic Cooling Device [Member] | Minimum [Member]
Royalty Agreement [Line Items]
Minimum annual royalty obligation					$ 750
Dynamic Cooling Device [Member] | Level One Net Sales [Member]
Royalty Agreement [Line Items]
Royalty rate				3.00%
Dynamic Cooling Device [Member] | Level Two Net Sales [Member]
Royalty Agreement [Line Items]
Royalty rate				2.00%